SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has reviewed its operations subsequent to March 31, 2022 to the date these financial statements were issued. Between April 1, 2022 and May 18, 2022, other than as described in “Recent Developments” in Part I, Item 2 of this Quarterly Report, there were no subsequent events.

NOTE 10 -	SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has reviewed its operations subsequent to June 30, 2021 to the date these financial statements were issued.

Subsequent to June 30, 2021, the Company issued 48,125 Preferred C shares for $43,745 cash and 26,473,580 common shares. The Company converted 51,850 preferred shares into 5,940,247 common shares.